Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 486,170,123.31
Previously Paid Amount	0.00
Total Fee Amount	67,140.10
Total Offset Amount	0.00
Net Fee	67,140.10
Narrative - Max Aggregate Offering Price	$ 486,170,123.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true